Intangible Assets, net - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 4,228	$ 3,830
Total Gross Carrying Amount	4,473	4,075
Amortization
Accumulated Amortization	2,919	2,700
Intangible assets, net
Net Carrying Amount	1,310	1,130
Total Net Book Value	1,555	1,375
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount, Unamortized	$ 245	245
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	15 years 7 months 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 2,305	2,303
Amortization
Accumulated Amortization	1,582	1,464
Intangible assets, net
Net Carrying Amount	$ 723	838
Customer relationships | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Customer relationships | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	20 years
Computer software and game library
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	5 years 9 months 18 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 916	887
Amortization
Accumulated Amortization	855	809
Intangible assets, net
Net Carrying Amount	$ 61	78
Computer software and game library | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Computer software and game library | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	14 years
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	12 years 8 months 12 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 185	184
Amortization
Accumulated Amortization	127	119
Intangible assets, net
Net Carrying Amount	$ 58	65
Trademarks | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	1 year
Trademarks | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	20 years
Developed technologies
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	6 years 1 month 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 286	283
Amortization
Accumulated Amortization	232	222
Intangible assets, net
Net Carrying Amount	$ 54	61
Developed technologies | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Developed technologies | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Capitalized software development
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	1 year 8 months 12 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 33	0
Amortization
Accumulated Amortization	4	0
Intangible assets, net
Net Carrying Amount	$ 29	0
Capitalized software development | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Capitalized software development | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	5 years
Licenses - IP
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	8 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 396	75
Amortization
Accumulated Amortization	29	0
Intangible assets, net
Net Carrying Amount	$ 367	75
Licenses - IP | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Licenses - IP | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years
Licenses - Other
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	4 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 61	58
Amortization
Accumulated Amortization	59	55
Intangible assets, net
Net Carrying Amount	$ 2	3
Licenses - Other | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	4 years
Licenses - Other | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	23 years
Other
Indefinite-lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	6 years 2 months 12 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 47	40
Amortization
Accumulated Amortization	32	31
Intangible assets, net
Net Carrying Amount	$ 15	$ 9
Other | Minimum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Other | Maximum
Indefinite-lived Intangible Assets [Line Items]
Estimated Life (Years)	17 years